Warrants and Warrant Liability (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 30, 2020
Warrants and Warrant Liability (Details) [Line Items]
Warrants to purchase	2,135,092
Price per unit (in Dollars per share)				$ 0.01
Description of warrants		25% of the units underlying the warrants may be repurchased by NextNav for $1 in total upon meeting all of its obligations and termination of all lender commitments under the terms of the Financing Agreement prior to the end of the term. Another 25% of the underlying warrants may be cancelled if NextNav repays 150% of the loan balance under the Financing		25% of the Units underlying the warrants may be repurchased by NextNav for $1 in total upon meeting all of its obligations and termination of all lender commitments under the terms of the Fortress Financing Agreement prior to the end of the term. Another 25% of the Units underlying the warrants may be cancelled if NextNav repays 150% of the loan balance under the Fortress Financing Agreement. The Redeemable Preferred warrants issued to AT&T were recorded as a liability.
Fair value of issuance (in Dollars)	$ 200	$ 61,184	$ (554)	$ 97,604
Warrants to purchase	468,679
Class A Common Stock [Member]
Warrants and Warrant Liability (Details) [Line Items]
Warrants to purchase						2,603,771
Price per unit (in Dollars per share)						$ 0.01